Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 237,625
Ending balance	509,648	$ 237,625
Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	260,743	105,345
Additions	304,880	144,412
Disposals	(21)	(1,528)
Reclassifications	(485)
Exchange differences	(14,304)	12,514
Ending balance	550,813	260,743
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(23,118)	(14,845)
Depreciation charge	(15,850)	(6,337)
Disposals	3	352
Impairment	(4,327)
Exchange differences	2,127	(2,288)
Ending balance	(41,165)	(23,118)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	33,224
Ending balance	109,533	33,224
Land and Buildings | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	38,994	32,685
Additions	23,590	294
Reclassifications	57,744	3,395
Exchange differences	(2,905)	2,620
Ending balance	117,423	38,994
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(5,770)	(3,862)
Depreciation charge	(2,687)	(1,305)
Reclassifications		10
Exchange differences	567	(613)
Ending balance	(7,890)	(5,770)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	40,414
Ending balance	169,224	40,414
Plant and Machinery | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	57,762	49,911
Additions	69,341	1,915
Disposals	(21)	(477)
Reclassifications	76,591	2,218
Exchange differences	(4,668)	4,195
Ending balance	199,005	57,762
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(17,348)	(10,983)
Depreciation charge	(13,163)	(5,032)
Disposals	3	352
Impairment	(833)
Reclassifications		(10)
Exchange differences	1,560	(1,675)
Ending balance	(29,781)	(17,348)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	163,987
Ending balance	230,891	163,987
Construction in Progress | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	163,987	22,749
Additions	211,949	142,203
Disposals		(1,051)
Reclassifications	(134,820)	(5,613)
Exchange differences	(6,731)	5,699
Ending balance	234,385	$ 163,987
Construction in Progress | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Impairment	(3,494)
Ending balance	$ (3,494)